Columbia Small Cap Value Fund I
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A(a)	201,400	4,595,948
Entertainment 1.0%
Gaia, Inc.(a)	705,844	3,479,811
IMAX Corp.(a)	281,140	5,932,054
Playstudios, Inc.(a)	1,230,556	2,670,307
Vivid Seats, Inc., Class A(a)	796,066	3,884,802
Total		15,966,974
Interactive Media & Services 0.6%
Bumble, Inc., Class A(a)	485,850	4,537,839
Shutterstock, Inc.	117,490	5,195,408
Total		9,733,247
Media 0.6%
Ibotta, Inc.(a)	57,083	3,838,261
Innovid Corp.(a)	2,496,814	5,293,246
Total		9,131,507
Wireless Telecommunication Services 1.0%
Telephone and Data Systems, Inc.	329,241	6,979,909
United States Cellular Corp.(a)	146,015	7,848,306
Total		14,828,215
Total Communication Services		54,255,891
Consumer Discretionary 13.1%
Automobile Components 1.6%
Gentherm, Inc.(a)	110,648	6,105,557
Modine Manufacturing Co.(a)	100,943	11,876,953
Visteon Corp.(a)	63,790	7,370,297
Total		25,352,807
Broadline Retail 0.9%
Articore Group Ltd.(a)	6,119,594	1,580,754
Kohl’s Corp.	320,540	6,942,896
Savers Value Village, Inc.(a)	562,305	5,729,888
Total		14,253,538
Distributors 0.1%
Educational Development Corp.(a)	377,079	795,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.1%
American Public Education, Inc.(a)	426,158	8,506,114
Stride, Inc.(a)	110,437	8,391,003
Total		16,897,117
Hotels, Restaurants & Leisure 0.6%
Everi Holdings, Inc.(a)	760,107	9,782,577
Household Durables 3.8%
Cavco Industries, Inc.(a)	25,987	10,774,730
Century Communities, Inc.	93,980	9,840,646
Hamilton Beach Brands Holding Co.	452,017	8,827,892
iRobot Corp.(a)	277,150	3,267,599
Landsea Homes Corp.(a)	359,032	4,373,010
Legacy Housing Corp.(a)	259,381	7,387,171
Lifetime Brands, Inc.	480,474	4,151,295
Lovesac Co. (The)(a)	140,937	3,856,036
Universal Electronics, Inc.(a)	474,932	5,646,941
Total		58,125,320
Leisure Products 1.2%
Latham Group, Inc.(a)	1,002,670	3,649,719
Malibu Boats, Inc., Class A(a)	78,895	3,001,166
Topgolf Callaway Brands Corp.(a)	694,901	11,465,866
Total		18,116,751
Specialty Retail 2.5%
1-800-Flowers.com, Inc., Class A(a)	303,310	3,142,292
Advance Auto Parts, Inc.	182,750	11,573,557
Beyond, Inc.(a)	171,980	1,943,374
Brilliant Earth Group, Inc., Class A(a)	491,018	1,202,994
Citi Trends, Inc.(a)	127,728	2,504,746
Leslie’s, Inc.(a)	1,189,800	3,509,910
Lulu’s Fashion Lounge Holdings, Inc.(a)	928,733	1,458,111
National Vision Holdings, Inc.(a)	365,076	5,278,999
ThredUp, Inc., Class A(a)	1,727,991	3,628,781
Zumiez, Inc.(a)	191,360	4,864,371
Total		39,107,135

Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Canada Goose Holdings, Inc.(a)	394,890	4,560,980
Culp, Inc.(a)	322,457	1,631,632
Fossil Group, Inc.(a)	1,505,593	1,821,768
Movado Group, Inc.	205,495	5,322,320
Steven Madden Ltd.	167,000	7,571,780
Total		20,908,480
Total Consumer Discretionary		203,339,362
Consumer Staples 1.7%
Beverages 0.5%
Duckhorn Portfolio, Inc. (The)(a)	433,970	3,150,622
MGP Ingredients, Inc.	55,660	4,539,073
Total		7,689,695
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	145,665	7,943,112
SpartanNash Co.	72,398	1,529,046
Total		9,472,158
Food Products 0.3%
Mission Produce, Inc.(a)	451,810	5,078,345
Personal Care Products 0.3%
Honest Co., Inc. (The)(a)	1,158,670	4,321,839
Total Consumer Staples		26,562,037
Energy 6.4%
Energy Equipment & Services 2.4%
Natural Gas Services Group, Inc.(a)	372,660	7,587,358
Newpark Resources, Inc.(a)	611,844	5,053,831
Pason Systems, Inc.	508,050	6,020,134
Patterson-UTI Energy, Inc.	1,468,110	16,134,529
Profire Energy, Inc.(a)	1,198,998	2,002,327
Total		36,798,179
Oil, Gas & Consumable Fuels 4.0%
CVR Energy, Inc.	266,280	7,615,608
Delek U.S. Holdings, Inc.	365,100	8,682,078
Kinetik Holdings, Inc.	199,785	8,287,082
Magnolia Oil & Gas Corp., Class A	368,850	10,047,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	522,166	21,607,229
Ring Energy, Inc.(a)	2,595,120	5,112,386
Total		61,351,857
Total Energy		98,150,036
Financials 19.9%
Banks 11.1%
Bank of Marin Bancorp	176,937	3,593,591
BankUnited, Inc.	358,846	13,822,748
Banner Corp.	177,086	10,487,033
Capital Bancorp, Inc.	210,677	5,370,157
Central Pacific Financial Corp.	243,951	6,364,682
CNB Financial Corp.	100,495	2,578,702
Columbia Banking System, Inc.	541,800	14,173,488
Community Trust Bancorp, Inc.	88,613	4,494,451
Community West Bancshares	218,796	4,537,829
First Community Corp.	224,434	5,049,765
First Financial Corp.	103,106	4,635,646
Heritage Financial Corp.	266,860	6,183,146
HomeStreet, Inc.	358,263	5,158,987
Northrim BanCorp, Inc.	140,036	9,578,462
Popular, Inc.	178,794	18,349,628
Provident Financial Holdings, Inc.	192,828	2,564,612
Riverview Bancorp, Inc.	513,713	2,373,354
Sierra Bancorp	213,041	6,197,363
Southern First Bancshares, Inc.(a)	172,269	5,960,507
Towne Bank	286,044	9,508,103
WaFd, Inc.	328,480	11,690,603
Western New England Bancorp, Inc.	582,243	4,820,972
Zions Bancorp	282,340	14,588,508
Total		172,082,337
Capital Markets 0.8%
StoneX Group, Inc.(a)	140,428	11,703,269
Consumer Finance 0.5%
PROG Holdings, Inc.	181,883	8,195,648
Financial Services 4.3%
Alerus Financial Corp.	235,546	5,288,008
Cass Information Systems, Inc.	68,622	2,946,629
Essent Group Ltd.	351,470	22,086,375
Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
EVERTEC, Inc.	158,840	5,475,215
International Money Express, Inc.(a)	199,433	4,429,407
NMI Holdings, Inc., Class A(a)	376,117	14,800,204
Payoneer Global, Inc.(a)	1,554,688	8,597,424
Security National Financial Corp., Class A(a)	288,342	2,378,821
Total		66,002,083
Insurance 2.4%
Global Indemnity Group LLC	204,879	6,248,809
Greenlight Capital Re Ltd., Class A(a)	352,596	4,865,825
Horace Mann Educators Corp.	240,491	8,313,774
Mercury General Corp.	209,706	12,555,098
ProAssurance Corp.(a)	371,261	4,863,519
Total		36,847,025
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Dynex Capital, Inc.	427,970	5,208,395
Two Harbors Investment Corp.	567,310	7,641,666
Total		12,850,061
Total Financials		307,680,423
Health Care 7.7%
Biotechnology 2.9%
Apellis Pharmaceuticals, Inc.(a)	241,565	9,565,974
Arrowhead Pharmaceuticals, Inc.(a)	173,509	4,955,417
BioCryst Pharmaceuticals, Inc.(a)	649,381	4,727,494
Celcuity, Inc.(a)	197,750	3,624,757
Enanta Pharmaceuticals, Inc.(a)	139,548	2,059,728
Lexicon Pharmaceuticals, Inc.(a)	1,377,315	3,098,959
Olema Pharmaceuticals, Inc.(a)	228,560	3,693,530
SpringWorks Therapeutics, Inc.(a)	151,135	5,427,258
Travere Therapeutics, Inc.(a)	326,114	3,111,127
uniQure NV(a)	555,030	4,251,530
Total		44,515,774
Health Care Equipment & Supplies 1.0%
Inogen, Inc.(a)	496,308	4,590,849
LivaNova PLC(a)	212,303	10,487,768
Total		15,078,617
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.8%
Castle Biosciences, Inc.(a)	155,387	3,749,488
Enhabit, Inc.(a)	408,913	4,187,269
Fulgent Genetics, Inc.(a)	192,220	4,599,825
Total		12,536,582
Health Care Technology 1.3%
GoodRx Holdings, Inc., Class A(a)	950,130	8,598,677
Teladoc Health, Inc.(a)	950,260	8,960,952
TruBridge, Inc.(a)	277,852	3,117,499
Total		20,677,128
Life Sciences Tools & Services 0.3%
Codexis, Inc.(a)	1,267,085	4,536,164
Pharmaceuticals 1.4%
ANI Pharmaceuticals, Inc.(a)	99,144	6,515,744
Perrigo Co. PLC	381,109	10,773,951
Supernus Pharmaceuticals, Inc.(a)	173,225	5,165,570
Total		22,455,265
Total Health Care		119,799,530
Industrials 16.6%
Aerospace & Defense 1.6%
Moog, Inc., Class A	89,795	17,608,800
Triumph Group, Inc.(a)	434,782	7,126,077
Total		24,734,877
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	721,424	4,487,257
Building Products 1.8%
AZZ, Inc.	145,280	11,616,589
UFP Industries, Inc.	123,525	16,296,653
Total		27,913,242
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	598,421	3,057,932
Healthcare Services Group, Inc.(a)	348,819	3,987,001
HNI Corp.	184,660	10,147,067
Total		17,192,000

Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.8%
GrafTech International Ltd.(a)	2,270,530	1,743,994
Shoals Technologies Group, Inc., Class A(a)	568,910	3,697,915
Thermon(a)	217,080	7,122,395
Total		12,564,304
Ground Transportation 1.8%
Hertz Global Holdings, Inc.(a)	964,140	3,933,691
Marten Transport Ltd.	386,755	7,274,862
Schneider National, Inc., Class B	374,318	10,072,897
Werner Enterprises, Inc.	157,800	6,184,182
Total		27,465,632
Machinery 3.0%
Energy Recovery, Inc.(a)	242,206	3,531,363
Greenbrier Companies, Inc. (The)	164,620	8,397,266
Hurco Companies, Inc.	196,557	3,380,780
John Bean Technologies Corp.	138,160	13,592,181
Manitex International, Inc.(a)	491,030	2,499,343
Markforged Holding Corp.(a)	2,218,987	823,022
Mueller Industries, Inc.	174,940	12,410,244
Stratasys Ltd.(a)	308,600	2,641,616
Total		47,275,815
Marine Transportation 1.7%
Costamare, Inc.	495,785	7,347,534
Kirby Corp.(a)	158,401	19,464,315
Total		26,811,849
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	310,368	4,065,821
Professional Services 3.1%
Alight, Inc., Class A(a)	1,637,266	12,394,104
IBEX Holdings Ltd.(a)	277,221	4,834,734
Korn/Ferry International	210,215	15,497,050
MAXIMUS, Inc.	80,040	7,434,915
TaskUS, Inc., Class A(a)	456,306	7,533,612
Total		47,694,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.1%
BlueLinx Holdings, Inc.(a)	42,877	5,170,538
H&E Equipment Services, Inc.	96,341	5,038,634
Karat Packaging, Inc.	212,068	6,334,471
Total		16,543,643
Total Industrials		256,748,855
Information Technology 9.3%
Communications Equipment 1.1%
Applied Optoelectronics, Inc.(a)	704,381	6,726,839
Lumentum Holdings, Inc.(a)	197,268	10,214,537
Total		16,941,376
Electronic Equipment, Instruments & Components 3.2%
Airgain, Inc.(a)	435,137	3,254,825
FARO Technologies, Inc.(a)	242,811	4,152,068
IPG Photonics Corp.(a)	85,630	6,884,652
Luna Innovations, Inc.(a)	1,510,439	4,531,317
Methode Electronics, Inc.	169,012	2,139,692
OSI Systems, Inc.(a)	56,610	8,377,148
Powerfleet, Inc.(a)	1,220,814	5,530,287
SmartRent, Inc.(a)	1,364,452	2,510,592
Vishay Precision Group, Inc.(a)	89,683	3,075,230
Vontier Corp.	219,930	8,627,854
Total		49,083,665
IT Services 0.9%
Kyndryl Holdings, Inc.(a)	499,319	13,416,701
Semiconductors & Semiconductor Equipment 2.1%
Aehr Test Systems(a)	249,851	4,714,688
Cohu, Inc.(a)	224,832	7,192,376
inTEST Corp.(a)	222,650	2,404,620
MagnaChip Semiconductor Corp.(a)	593,739	3,022,131
Navitas Semiconductor Corp.(a)	970,370	3,600,073
Synaptics, Inc.(a)	116,790	10,198,103
Valens Semiconductor Ltd.(a)	914,881	2,040,185
Total		33,172,176
Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.8%
Cerence, Inc.(a)	614,764	1,954,949
Clear Secure, Inc., Class A	442,163	9,440,180
Cognyte Software Ltd.(a)	468,114	3,571,710
Expensify, Inc., Class A(a)	1,420,960	2,628,776
Mitek Systems, Inc.(a)	287,501	3,826,638
Red Violet, Inc.(a)	205,533	5,294,530
Upland Software, Inc.(a)	809,750	1,866,474
Total		28,583,257
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	1,305,810	3,173,118
Total Information Technology		144,370,293
Materials 8.4%
Chemicals 2.1%
Arcadium Lithium PLC(a)	3,311,301	10,529,937
Aspen Aerogels, Inc.(a)	204,403	4,171,865
Chemours Co. LLC (The)	292,346	7,066,003
Tronox Holdings PLC, Class A	616,098	9,956,144
Total		31,723,949
Construction Materials 1.3%
Summit Materials, Inc., Class A(a)	475,078	19,848,759
Containers & Packaging 0.5%
Greif, Inc., Class A	112,039	7,470,761
Metals & Mining 4.0%
Ampco-Pittsburgh Corp.(a)	696,561	1,100,566
Capstone Copper Corp.(a)	1,389,751	9,341,172
Centerra Gold, Inc.	1,071,380	7,185,730
ERO Copper Corp.(a)	333,454	6,521,029
Ferroglobe PLC	1,006,245	5,584,660
Hudbay Minerals, Inc.	926,415	7,729,910
MAG Silver Corp.(a)	455,470	6,238,321
MP Materials Corp.(a)	500,049	6,760,662
Radius Recycling, Inc., Class A	330,364	5,986,196
Torex Gold Resources, Inc.(a)	393,142	6,233,208
Total		62,681,454
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.5%
Clearwater Paper Corp.(a)	94,953	5,267,043
Glatfelter Corp.(a)	1,853,772	2,817,733
Total		8,084,776
Total Materials		129,809,699
Real Estate 7.5%
Diversified REITs 0.7%
American Assets Trust, Inc.	379,631	10,067,814
Health Care REITs 0.2%
Universal Health Realty Income Trust	86,230	3,686,333
Hotel & Resort REITs 1.1%
Park Hotels & Resorts, Inc.	635,300	9,567,618
RLJ Lodging Trust	825,141	7,789,331
Total		17,356,949
Office REITs 1.1%
Brandywine Realty Trust	1,018,740	5,134,449
Highwoods Properties, Inc.	375,510	11,629,545
Total		16,763,994
Real Estate Management & Development 1.8%
Cushman & Wakefield PLC(a)	1,054,910	13,829,870
Douglas Elliman, Inc.(a)	1,809,560	3,727,694
Newmark Group, Inc., Class A	844,120	10,956,677
Total		28,514,241
Retail REITs 0.9%
Macerich Co. (The)	823,530	13,184,715
Specialized REITs 1.7%
Outfront Media, Inc.	631,710	10,246,336
PotlatchDeltic Corp.	356,723	15,824,233
Total		26,070,569
Total Real Estate		115,644,615
Utilities 4.6%
Electric Utilities 1.7%
Northwestern Energy Group, Inc.	180,191	9,688,870
PNM Resources, Inc.	382,316	15,896,699
Total		25,585,569

Columbia Small Cap Value Fund I  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, July 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 2.2%
National Fuel Gas Co.	256,070	15,003,141
RGC Resources, Inc.	248,750	5,599,363
UGI Corp.	537,000	13,306,860
Total		33,909,364
Multi-Utilities 0.7%
Black Hills Corp.	196,963	11,630,665
Total Utilities		71,125,598
Total Common Stocks (Cost $1,158,276,201)		1,527,486,339

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Small Cap 0.2%
iShares Russell 2000 Value ETF	17,990	3,080,068
Total Exchange-Traded Equity Funds (Cost $3,076,855)		3,080,068

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(b),(c)	9,139,475	9,137,647
Total Money Market Funds (Cost $9,137,167)		9,137,647
Total Investments in Securities (Cost: $1,170,490,223)		1,539,704,054
Other Assets & Liabilities, Net		8,443,517
Net Assets		1,548,147,571
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	2,317,044	88,117,762	(81,297,867)	708	9,137,647	(487)	108,826	9,139,475
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT287_04_P01_(09/24)